NOTE 1: NATURE OF OPERATIONS AND GOING CONCERN	12 Months Ended
Dec. 31, 2019
Note 1 Nature Of Operations And Going Concern
NATURE OF OPERATIONS AND GOING CONCERN

Empower Clinics Inc. (“Empower” or the “Company”) was incorporated under the laws of the Province of British Columbia on April 28, 2015. The Company is a leading owner and operator of medical cannabis clinics and developer of medical products in the US, focused on enabling individuals to improve and protect their health.

This business is conducted through Empower’s wholly-owned Nevada, USA subsidiary, Empower Healthcare Corp. and on April 16, 2019, the Company incorporated a wholly-owned Delaware corporation, Empower Healthcare Assets Inc. (“EHA”). Through a series of transactions on April 30, 2019, EHA acquired all the outstanding membership interest of Sun Valley Certification Clinics Holdings, LLC and its subsidiaries Sun Valley Alternative Health Centers, LLC, Sun Valley Alternative Health Centers West, LLC, Sun Valley Alternative Health Centers NV, LLC, Sun Valley Alternative Health Centers Tucson, LLC, Sun Valley Alternative Health Centers Mesa, LLC, and Sun Valley Certification Clinics Franchising, LLC (collectively “Sun Valley”) (note 5).

The registered office of the Company is located at Suite 918 - 1030 West Georgia Street, Vancouver, British Columbia, Canada, V6C 1G8. The Company’s U.S. headquarters are at 105 SE 18th Avenue, Portland, Oregon.

Reverse takeover

On April 23, 2018, the Company completed its previously disclosed reverse takeover transaction (“RTO”) of Adira Energy Ltd. (note 4). Following the RTO, on April 30, 2018 the Company listed on the Canadian Securities Exchange (the “CSE”) under ticker symbol “EPW” then subsequently changed its ticker symbol on April 10, 2019 to “CBDT”, on the OTC, part of the OTC Markets Group, under the ticker “EPWCF” and on the Frankfurt Stock Exchange under the ticker “8EC”. On closing of the RTO, the Company’s name was changed from Adira Energy Ltd to Empower Clinics Inc.

Share consolidation

On April 19, 2018, in anticipation of the completion of the RTO, Adira filed articles of amendment to complete an approved share consolidation of the Adira’s issued and outstanding common shares on the basis of 6.726254 pre-consolidated common shares for one post-consolidated common share. The share consolidation affects all issued and outstanding common shares, options and warrants. All information relating to basic and diluted earnings per share, issued and outstanding common shares (note 17), share options (note 17(b)) and warrants (note 17(c)), and per share amounts in these consolidated financial statements have been adjusted retrospectively to reflect the share consolidation.

Going concern

At December 31, 2019, the Company had a working capital deficiency of $4,185,359 (December 31, 2018 - $3,070,900), has not yet achieved profitable operations, and has accumulated deficit of $13,012,319 (December 31, 2018 - $9,369,941). The ability of the Company to ensure continuing operations is dependent on the Company’s ability to raise sufficient funds to finance development activities and expand sales.

Further, the Arizona Marijuana Legalization Initiative may appear on the ballot in Arizona as an initiated state statute on November 3, 2020. The ballot initiative would legalize the possession and use of recreational marijuana for adults (age 21 years or older). The ballot initiative would allow people to grow no more than six marijuana plants for personal use in their residence, as long as the plants are within an enclosed area with a lock and beyond public view. The legalization in Arizona could have a material adverse affect on the Company’s operations within the state. Management of the Company cannot be certain as to the impact that legalization of recreational adult use would have on their clinic operations; however, it is expected that it reasonably possible that it would result in a decline in patient visits and thus patient revenue, as was experienced in Oregon.

These circumstances represent a material uncertainty that may cast significant doubt on the Company’s ability to continue as a going concern and ultimately the appropriateness of the use of accounting principles applicable to a going concern.

These consolidated financial statements have been prepared using accounting principles applicable to a going concern and do not reflect adjustments, which could be material, to the carrying values of the assets and liabilities. See note 26 for events after the reporting period.